Schedule of Investments(a)
November 30, 2019
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–64.46%
Aerospace & Defense–0.35%
Rockwell Collins, Inc., 2.80%, 03/15/2022	$5,414,000	$5,503,135
Agricultural & Farm Machinery–0.33%
John Deere Capital Corp., 2.95%, 04/01/2022	5,000,000	5,116,163
Airlines–4.51%
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	5,332,000	5,577,539
American Airlines Pass Through Trust,
Series 2013-2, Class A, 4.95%, 01/15/2023	730,015	763,908
Series 2016-3, Class B, 3.75%, 10/15/2025	2,398,078	2,430,398
Series 2017-2, Class B, 3.70%, 10/15/2025	2,561,989	2,604,025
Series 2019-1, Class B, 3.85%, 02/15/2028	4,286,000	4,352,942
Avianca Holdings S.A. (Colombia), 8.38%, 05/10/2020(b)	1,757,000	1,591,842
British Airways Pass Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	2,478,000	2,583,275
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	1,852,000	1,932,215
Series 2019-1, Class AA, 3.20%, 04/25/2024	3,568,000	3,717,086
Delta Air Lines, Inc.,
2.88%, 03/13/2020	15,951,000	15,984,686
3.40%, 04/19/2021	2,426,000	2,457,255
3.63%, 03/15/2022	4,138,000	4,238,738
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	6,111,072	6,268,251
United Airlines Pass Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	2,885,546	2,913,947
Series 2018-1, Class B, 4.60%, 03/01/2026	3,427,242	3,564,808
Series 2019-2, Class B, 3.50%, 05/01/2028	2,513,000	2,552,300
WestJet Airlines Ltd. (Canada), 3.50%, 06/16/2021(b)	6,400,000	6,468,357
		70,001,572
Aluminum–0.32%
PT Indonesia Asahan Aluminium (Persero) (Indonesia), 5.23%, 11/15/2021(b)	4,800,000	5,039,976
Principal Amount		Value
Apparel Retail–0.21%
L Brands, Inc., 5.63%, 02/15/2022	$3,185,000	$3,348,209
Automobile Manufacturers–7.07%
American Honda Finance Corp., Series 2019-B, Class A2B, 2.49% (3 mo. USD LIBOR + 0.35%), 06/11/2021(c)	6,094,000	6,094,000
Ford Motor Credit Co. LLC,
2.68%, 01/09/2020	14,215,000	14,219,136
5.09%, 01/07/2021	4,968,000	5,082,064
2.88%, (3 mo. USD LIBOR + 0.88%), 10/12/2021(c)	6,243,000	6,166,393
3.81%, 10/12/2021	8,654,000	8,781,884
5.60%, 01/07/2022	4,592,000	4,828,134
3.35%, 11/01/2022	4,991,000	5,019,712
4.06%, 11/01/2024	1,000,000	1,005,921
General Motors Financial Co., Inc.,
3.15%, 01/15/2020	2,263,000	2,263,813
2.86%, (3 mo. USD LIBOR + 0.85%), 04/09/2021(c)	2,420,000	2,421,992
3.20%, 07/06/2021	2,613,000	2,645,806
4.20%, 11/06/2021	9,339,000	9,645,650
3.55%, 07/08/2022	4,018,000	4,125,736
Hyundai Capital America,
3.95%, 02/01/2022(b)	16,000,000	16,445,515
2.85%, 11/01/2022(b)	6,667,000	6,722,146
4.30%, 02/01/2024(b)	6,601,000	6,965,621
Volkswagen Group of America Finance LLC (Germany),
2.67%, (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(c)	4,421,000	4,439,079
2.84%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	2,867,000	2,891,070
		109,763,672
Biotechnology–3.95%
AbbVie, Inc.,
3.38%, 11/14/2021	6,061,000	6,221,307
2.15%, 11/19/2021(b)	21,785,000	21,811,660
2.30%, 11/21/2022(b)	17,222,000	17,262,704
2.60%, 11/21/2024(b)	15,886,000	15,976,092
		61,271,763
Brewers–0.20%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.15%, 01/23/2025	2,803,000	3,052,521
Broadcasting–0.08%
Fox Corp., 4.03%, 01/25/2024(b)	1,180,000	1,255,532

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Cable & Satellite–1.28%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 3.58%, 07/23/2020	$19,795,000	$19,939,712
Data Processing & Outsourced Services–0.34%
PayPal Holdings, Inc., 2.20%, 09/26/2022	5,231,000	5,254,821
Diversified Banks–2.79%
Banco do Brasil S.A. (Brazil),
8.50%(b)(d)	1,893,000	1,982,321
8.50%(b)(d)	5,000,000	5,235,925
Barclays Bank PLC (United Kingdom),
5.14%, 10/14/2020	1,195,000	1,222,926
10.18%, 06/12/2021(b)	6,000,000	6,689,521
Barclays PLC (United Kingdom), 3.34% (3 mo. USD LIBOR + 1.43%), 02/15/2023(c)	5,954,000	6,007,017
BBVA Bancomer S.A. (Mexico), 7.25%, 04/22/2020(b)	592,000	600,415
Danske Bank A/S (Denmark), 3.00% (3 mo. USD LIBOR + 1.25%), 09/20/2022(b)(c)	3,281,000	3,303,300
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	6,500,000	6,685,250
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/2022	905,000	916,050
ING Groep N.V. (Netherlands), 6.00%(d)	3,735,000	3,778,326
JPMorgan Chase & Co.,
Series V, 5.42% (3 mo. USD LIBOR + 3.32%)(c)(d)	1,390,000	1,397,298
Series I, 5.41% (3 mo. USD LIBOR + 3.47%)(c)(d)	1,956,000	1,964,965
Standard Chartered PLC (United Kingdom), 3.12% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	1,379,000	1,387,784
Wells Fargo & Co., Series K, 5.89% (3 mo. USD LIBOR + 3.77%)(c)(d)	2,150,000	2,185,368
		43,356,466
Diversified Capital Markets–0.58%
Credit Suisse Group AG (Switzerland), 3.57%, 01/09/2023(b)	6,700,000	6,865,426
Macquarie Group Ltd. (Australia), 6.00%, 01/14/2020(b)	2,135,000	2,144,725
		9,010,151
Electric Utilities–0.77%
Exelon Corp.,
2.85%, 06/15/2020	4,285,000	4,301,015
3.50%, 06/01/2022	3,678,000	3,771,716
Georgia Power Co., 2.85%, 05/15/2022	3,781,000	3,849,607
		11,922,338
Principal Amount		Value
Financial Exchanges & Data–0.33%
Moody’s Corp., 3.25%, 06/07/2021	$5,081,000	$5,171,233
Food Retail–0.44%
Alimentation Couche-Tard, Inc. (Canada), 2.35%, 12/13/2019(b)	6,841,000	6,841,800
Health Care Distributors–1.21%
Cardinal Health, Inc., 2.62%, 06/15/2022	4,999,000	5,047,644
McKesson Corp., 3.65%, 11/30/2020	13,500,000	13,718,315
		18,765,959
Health Care Equipment–1.01%
Becton, Dickinson and Co.,
2.68%, 12/15/2019	4,048,000	4,048,614
2.40%, 06/05/2020	5,358,000	5,368,078
Zimmer Biomet Holdings, Inc., 2.91% (3 mo. USD LIBOR + 0.75%), 03/19/2021(c)	6,250,000	6,251,207
		15,667,899
Health Care Services–2.56%
Cigna Corp.,
3.20%, 09/17/2020	24,000,000	24,214,211
3.40%, 09/17/2021	7,772,000	7,945,027
3.75%, 07/15/2023	3,696,000	3,866,061
CVS Health Corp., 3.70%, 03/09/2023	3,516,000	3,660,693
		39,685,992
Hotels, Resorts & Cruise Lines–0.56%
Marriott International, Inc., Series Y, 2.51% (3 mo. USD LIBOR + 0.60%), 12/01/2020(c)	8,718,000	8,754,658
Household Products–0.86%
Reynolds Group Issuer, Inc./LLC, 5.75%, 10/15/2020	13,324,262	13,356,906
Industrial Machinery–0.21%
Caterpillar Financial Services Corp., 2.38% (3 mo. USD LIBOR + 0.28%), 09/07/2021(c)	3,250,000	3,252,529
Insurance Brokers–0.18%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	2,665,000	2,834,077
Integrated Oil & Gas–1.68%
Occidental Petroleum Corp., 2.60%, 08/13/2021	2,192,000	2,203,164
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(b)	14,633,000	14,766,529
2.88%, 04/16/2024(b)	8,952,000	9,071,642
		26,041,335
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–0.46%
AT&T, Inc.,
2.45%, 06/30/2020	$4,426,000	$4,433,040
3.31%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(c)	2,732,000	2,780,041
		7,213,081
Interactive Media & Services–0.93%
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	4,039,000	4,098,036
3.28%, 04/11/2024(b)	10,000,000	10,283,171
		14,381,207
Investment Banking & Brokerage–3.21%
Cantor Fitzgerald, L.P., 6.50%, 06/17/2022(b)	4,519,000	4,879,517
Goldman Sachs Group, Inc. (The),
5.38%, 03/15/2020	10,000,000	10,095,349
3.09%, (3 mo. USD LIBOR + 1.16%), 04/23/2020(c)	2,092,000	2,098,947
Series L, 5.78% (3 mo. USD LIBOR + 3.88%)(c)(d)	2,679,000	2,702,441
Morgan Stanley, 2.67% (SOFR + 0.83%), 06/10/2022(c)	30,000,000	30,084,894
		49,861,148
IT Consulting & Other Services–0.49%
DXC Technology Co., 2.86% (3 mo. USD LIBOR + 0.95%), 03/01/2021(c)	7,692,000	7,692,387
Leisure Products–0.25%
Hasbro, Inc., 2.60%, 11/19/2022	3,860,000	3,874,285
Life & Health Insurance–1.16%
Principal Life Global Funding II, 2.15%, 01/10/2020(b)	4,620,000	4,620,967
Protective Life Global Funding, 2.16%, 09/25/2020(b)	5,000,000	5,009,444
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(b)	8,350,000	8,342,837
		17,973,248
Managed Health Care–0.45%
UnitedHealth Group, Inc., 2.38%, 08/15/2024	7,000,000	7,067,972
Marine Ports & Services–0.22%
Adani Abbot Point Terminal Pty Ltd. (Australia), 4.45%, 12/15/2022(b)	3,417,000	3,448,819
Multi-line Insurance–0.46%
AIG Global Funding, 2.70%, 12/15/2021(b)	7,047,000	7,131,719
Multi-Utilities–1.03%
CenterPoint Energy, Inc., 2.50%, 09/01/2024	2,960,000	2,962,463
Principal Amount		Value
Multi-Utilities–(continued)
Dominion Energy, Inc., 2.72%, 08/15/2021(e)	$8,214,000	$8,268,837
WEC Energy Group, Inc., 3.10%, 03/08/2022	4,620,000	4,715,905
		15,947,205
Office REITs–0.32%
SL Green Operating Partnership, L.P., 2.88% (3 mo. USD LIBOR + 0.98%), 08/16/2021(c)	5,000,000	5,000,575
Office Services & Supplies–0.24%
Pitney Bowes, Inc., 4.13%, 09/15/2020	3,630,000	3,672,426
Oil & Gas Exploration & Production–1.71%
Continental Resources, Inc., 5.00%, 09/15/2022	23,357,000	23,498,396
EQT Corp., 2.50%, 10/01/2020	3,000,000	2,995,987
		26,494,383
Oil & Gas Refining & Marketing–0.15%
Phillips 66, 2.52% (3 mo. USD LIBOR + 0.60%), 02/26/2021(c)	2,264,000	2,264,023
Oil & Gas Storage & Transportation–4.00%
DCP Midstream Operating L.P., 5.35%, 03/15/2020(b)	4,285,000	4,308,418
Energy Transfer Operating, L.P., 7.50%, 10/15/2020	19,000,000	19,838,321
Enterprise Products Operating LLC,
3.50%, 02/01/2022	5,000,000	5,154,412
Series D, 4.88%, 08/16/2077	8,651,000	8,534,384
MPLX L.P.,
3.00%, (3 mo. USD LIBOR + 0.90%), 09/09/2021(c)	7,864,000	7,891,569
3.20%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	5,687,000	5,707,782
Plains All American Pipeline L.P./PAA Finance Corp., 5.75%, 01/15/2020	4,330,000	4,346,831
Williams Cos., Inc. (The), 4.13%, 11/15/2020	6,233,000	6,318,704
		62,100,421
Other Diversified Financial Services–0.13%
USAA Capital Corp., 2.45%, 08/01/2020(b)	2,000,000	2,007,533
Packaged Foods & Meats–0.97%
Smithfield Foods, Inc., 2.70%, 01/31/2020(b)	15,000,000	14,999,778
Pharmaceuticals–1.83%
Allergan Funding SCS, 3.39% (3 mo. USD LIBOR + 1.26%), 03/12/2020(c)	9,600,000	9,628,690
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.,
2.88%, 02/19/2021(b)	$3,500,000	$3,537,781
2.60%, 05/16/2022(b)	10,690,000	10,873,738
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	4,214,000	4,304,841
		28,345,050
Property & Casualty Insurance–0.57%
Suncorp-Metway Ltd. (Australia), 2.35%, 04/27/2020(b)	8,805,000	8,805,446
Regional Banks–2.72%
Branch Banking & Trust Co., 2.25%, 06/01/2020	6,720,000	6,729,107
Citizens Financial Group, Inc., Series A, 5.50%(d)	3,900,000	3,925,175
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	750,000	822,755
KeyBank N.A.,
2.50%, 12/15/2019	1,355,000	1,355,233
2.50%, 11/22/2021	4,023,000	4,061,429
Synovus Financial Corp., 5.75% (3 mo. USD LIBOR + 4.18%), 12/15/2025(c)	10,295,000	10,626,653
Zions Bancorp. N.A.,
3.50%, 08/27/2021	9,550,000	9,760,647
3.35%, 03/04/2022	4,861,000	4,973,528
		42,254,527
Semiconductors–2.37%
Analog Devices, Inc., 2.50%, 12/05/2021	4,825,000	4,861,423
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/2022	15,000,000	15,172,176
Broadcom, Inc.,
3.13%, 04/15/2021(b)	4,800,000	4,853,024
3.13%, 10/15/2022(b)	6,600,000	6,713,238
NXP B.V./NXP Funding LLC (Netherlands), 4.13%, 06/01/2021(b)	5,000,000	5,125,864
		36,725,725
Soft Drinks–0.30%
Keurig Dr Pepper, Inc., 3.55%, 05/25/2021	4,604,000	4,699,514
Specialized Finance–0.14%
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	2,000,000	2,129,824
Specialized REITs–0.61%
Equinix, Inc., 2.63%, 11/18/2024	9,480,000	9,502,942
Specialty Chemicals–0.19%
International Flavors & Fragrances, Inc., 3.40%, 09/25/2020	3,000,000	3,032,598
Principal Amount		Value
Steel–1.18%
Steel Dynamics, Inc.,
5.13%, 10/01/2021	$8,507,000	$8,551,662
5.50%, 10/01/2024	9,515,000	9,835,037
		18,386,699
Systems Software–0.67%
VMware, Inc.,
2.30%, 08/21/2020	6,705,000	6,713,890
2.95%, 08/21/2022	3,604,000	3,667,763
		10,381,653
Technology Distributors–0.37%
Tech Data Corp., 3.70%, 02/15/2022	5,580,000	5,683,720
Technology Hardware, Storage & Peripherals–0.31%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024(b)	4,545,000	4,747,075
Tobacco–0.73%
Altria Group, Inc., 3.49%, 02/14/2022	7,017,000	7,207,441
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	4,148,000	4,154,000
		11,361,441
Trading Companies & Distributors–0.25%
Air Lease Corp., 2.13%, 01/15/2020	3,875,000	3,874,886
Trucking–2.34%
Aviation Capital Group LLC, 2.61% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	1,860,000	1,856,876
Avolon Holdings Funding Ltd. (Ireland), 3.63%, 05/01/2022(b)	2,760,000	2,823,806
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	3,192,000	3,221,167
Penske Truck Leasing Co., L.P./PTL Finance Corp.,
3.20%, 07/15/2020(b)	2,374,000	2,386,420
3.65%, 07/29/2021(b)	21,478,000	21,959,311
Ryder System, Inc., 2.50%, 09/01/2024	4,100,000	4,104,297
		36,351,877
Wireless Telecommunication Services–1.88%
America Movil, S.A.B. de C.V. (Mexico), 5.00%, 03/30/2020	541,000	545,816
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	8,851,500	8,940,015
4.74%, 03/20/2025(b)	12,282,000	13,054,722
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	$6,375,000	$6,581,550
		29,122,103
Total U.S. Dollar Denominated Bonds & Notes (Cost $988,995,566)		1,000,743,709

Asset-Backed Securities–26.54%
ALM VII Ltd., Series 2012-7A, Class A1A2, 3.17% (3 mo. USD LIBOR + 1.17%), 07/15/2029(b)(c)	2,230,600	2,229,411
Alternative Loan Trust, Series 2004-8CB, Class A, 2.36% (1 mo. USD LIBOR + 0.27%), 06/25/2034(c)	290,229	291,844
Americold LLC Trust, Series 2010-ARTA, Class A1, 3.85%, 01/14/2029(b)	1,005,992	1,014,051
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(f)	6,368,331	6,466,711
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(f)	7,957,292	8,062,079
Angel Oak Mortgage Trust, LLC,
Series 2017-1, Class A1, 2.81%, 01/25/2047(b)(f)	717,784	719,120
Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(f)	879,515	881,089
Series 2018-1, Class A1, 3.26%, 04/27/2048(b)(f)	3,114,461	3,132,241
Apex Credit CLO Ltd., Series 2017-1A, Class AF, 3.60%, 04/24/2029(b)	3,432,300	3,435,108
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 4.84%, 05/25/2034(f)	36,878	37,416
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, 4.46%, 08/25/2033(f)	68,171	69,350
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 06/15/2023	11,500,000	11,681,910
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.97%, 04/15/2039(b)	4,264,871	4,339,304
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 2.56% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	5,595,453	5,596,833
Series 2017-BIOC, Class C, 2.82% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(c)	3,608,496	3,607,176
Series 2017-BIOC, Class D, 3.37% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(c)	2,204,380	2,207,864
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(f)	10,618,472	10,793,921
Principal Amount		Value

Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(f)	$8,970,467	$9,011,398
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 4.21%, 08/25/2034(f)	154,856	150,843
COLT Mortgage Loan Trust, Series 2018-1, Class A1, 2.93%, 02/25/2048(b)(f)	1,004,320	1,007,774
CSWF, Series 2018-TOP, Class B, 3.07% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	4,582,000	4,588,021
DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, 05/20/2049(b)	8,955,000	9,208,130
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, 2.61%, 06/25/2047(b)(f)	283,671	284,275
Series 2017-2A, Class A3, 2.71%, 06/25/2047(b)(f)	308,846	309,587
Series 2017-3A, Class A1, 2.58%, 10/25/2047(b)(f)	1,928,005	1,930,094
Series 2017-3A, Class A2, 2.71%, 10/25/2047(b)(f)	563,675	564,355
Series 2017-3A, Class A3, 2.81%, 10/25/2047(b)(f)	1,891,526	1,893,715
Series 2018-2A, Class A1, 3.48%, 04/25/2058(b)(f)	6,322,996	6,385,279
Deephaven Residential Mortgage Trust , Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(f)	3,598,588	3,613,719
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	2,890,000	2,909,469
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	4,146,000	4,161,164
Galton Funding Mortgage Trust,
Series 2018-2, Series A41, 4.50%, 10/25/2058(b)(f)	4,038,313	4,139,383
Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(f)	4,830,000	4,835,425
GCAT Trust,
Series 2019-NM2, Class A1, 2.86%, 09/25/2059(b)(e)(f)	5,678,506	5,709,380
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(f)	10,000,000	9,996,896
Golub Capital Partners CLO 35(B), Ltd., Class 2017-35A, Class AR, 3.16% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(c)	9,000,000	8,983,983
GS Mortgage Securities Trust,
Series 2012-GC6, Class AS, 4.95%, 01/10/2045(b)	2,500,000	2,617,412
Series 2015-GC30, Class A2, 2.73%, 05/10/2050	2,504,072	2,504,502
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Hertz Vehicle Financing II L.P.,
Series 2015-1A, Class A, 2.73%, 03/25/2021(b)	$7,000,000	$7,010,793
Series 2015-1A, Class B, 3.52%, 03/25/2021(b)	7,260,000	7,283,647
Series 2018-1A, Class A, 3.29%, 02/25/2024(b)	3,360,000	3,452,682
Series 2018-1A, Class C, 4.39%, 02/25/2024(b)	1,304,000	1,346,298
Series 2019-1A, Class A, 3.71%, 03/25/2023(b)	11,000,000	11,335,885
Series 2019-1A, Class B, 4.10%, 03/25/2023(b)	4,250,000	4,375,775
Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	6,300,000	6,527,378
Series 2019-2A, Class B, 3.67%, 05/25/2025(b)	4,150,000	4,269,708
Series 2019-2A, Class C, 4.26%, 05/25/2025(b)	2,000,000	2,073,445
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	4,333,451	4,334,567
Home Partners of America Trust,
Series 2018-1, Class A, 2.66% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(c)	2,588,520	2,590,942
Series 2018-1, Class B, 2.86% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	2,970,000	2,959,011
Series 2018-1, Class C, 3.01% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(c)	1,350,000	1,344,594
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(f)	9,229,906	9,348,416
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.43%, 11/15/2039(b)	5,200,000	5,210,660
ICG US CLO Ltd., Series 2016-1A, Class A1R, 3.07% (3 mo. USD LIBOR + 1.14%), 07/29/2028(b)(c)	3,000,000	2,997,719
Invitation Homes Trust,
Series 2017-SFR2, Class A, 2.61% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	2,578,655	2,578,447
Series 2017-SFR2, Class B, 2.91% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(c)	1,441,000	1,440,869
Series 2017-SFR2, Class C, 3.21% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	2,758,000	2,764,586
Series 2017-SFR2, Class D, 3.56% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(c)	2,105,000	2,109,969
Jimmy Johns Funding LLC, Series 2017-1A, Class A2I, 3.61%, 07/30/2047(b)	10,005,817	10,051,100
JOL Air Ltd., Series 2019-1, Class A, 3.97%, 04/15/2044(b)	6,331,835	6,420,120
Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2, 2.77%, 10/15/2048	$1,305,533	$1,305,644
Series 2015-C29, Class A2, 2.92%, 05/15/2048	1,111,891	1,113,080
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 2.57% (1 mo. USD LIBOR + 0.80%), 05/15/2036(b)(c)	7,750,000	7,753,612
Series 2019-KNSQ, Class C, 2.82% (1 mo. USD LIBOR + 1.05%), 05/15/2036(b)(c)	4,250,000	4,252,020
Mercedes-Benz Auto Lease Trust,
Series 2019-A, Class A2, 3.01%, 02/16/2021	4,909,544	4,922,974
Series 2019-A, Class A3, 3.10%, 11/15/2021	4,500,000	4,544,639
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.01% (1 mo. USD LIBOR + 0.25%), 11/25/2035(c)	823,126	849,952
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2, 2.98%, 07/15/2050	2,670,987	2,673,575
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 2.47% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(c)	8,028,000	8,030,635
Series 2017-CLS, Class B, 2.62% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	3,944,000	3,947,733
Series 2017-CLS, Class C, 2.77% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(c)	2,676,000	2,678,520
MVW Owner Trust,
Series 2013-1A, Class A, 2.15%, 04/22/2030(b)	3,703,659	3,701,945
Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	4,336,880	4,408,594
Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	4,775,208	4,762,462
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	4,034,463	4,038,475
Onslow Bay Financial LLC Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(f)	2,921,945	2,976,764
PPM CLO 3 Ltd. (Cayman Islands),
Series 2019-3A, Class A, 3.40% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(c)	3,874,000	3,857,134
Series 2019-3A, Class B, 3.95% (3 mo. USD LIBOR + 1.95%), 07/17/2030(b)(c)	2,711,000	2,707,061
Residential Mortgage Loan Trust, Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(f)	2,332,507	2,333,298
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(f)	$1,829,003	$1,775,715
Series 2013-4, Class A3, 1.55%, 04/25/2043(f)	1,458,410	1,410,754
Series 2013-6, Class A2, 3.00%, 05/25/2043(f)	2,507,361	2,535,862
Series 2013-7, Class A2, 3.00%, 06/25/2043(f)	1,608,662	1,621,654
Sierra Receivables Funding Co. LLC, Series 2016-1A, Class A, 3.08%, 03/21/2033(b)	3,090,096	3,108,952
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 08/20/2036(b)	7,199,324	7,219,872
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 3.72% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(c)	7,700,000	7,714,752
Towd Point Mortgage Trust,
Series 2016-3, Class A1, 2.25%, 04/25/2056(b)(f)	1,232,159	1,228,554
Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(f)	4,506,333	4,548,657
Triton Container Finance VI LLC, Series 2018-2A, Class A, 4.19%, 06/22/2043(b)	3,464,233	3,497,715
Verus Securitization Trust,
Series 2017-SG1A, Class A1, 2.69%, 11/25/2047(b)(f)	4,272,928	4,270,697
Series 2018-3, Class A1, 4.11%, 10/25/2058(b)(f)	7,832,334	7,941,644
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(f)	6,216,340	6,292,999
Series 2019-2, Class A1, 3.21%, 05/25/2059(b)(f)	15,130,395	15,259,130
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 05/15/2048	617,946	617,584
Wells Fargo Re-REMIC Trust, Series 2011-RR1, Class 1A, 4.81%, 09/17/2047(b)(f)	8,505,350	8,674,822
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,982,500	7,171,167
WFRBS Commercial Mortgage Trust,
IO, Series 2012-C10, Class XA, 1.69%, 12/15/2045(b)(f)	3,466,793	138,387
IO, Series 2012-C6, Class XA, 2.25%, 04/15/2045(b)(f)	2,103,473	68,040
Series 2013-C16, Class B, 5.19%, 09/15/2046(f)	4,500,000	4,870,951
Total Asset-Backed Securities (Cost $408,455,921)		412,022,868
U.S. Treasury Securities–1.83%
U.S. Treasury Bills–0.10%
1.86% - 2.36%, 12/19/2019(g)(h)	1,528,000	1,526,471
Principal Amount		Value
U.S. Treasury Notes–1.73%
1.50%, 10/31/2021	$8,053,300	$8,033,324
1.63%, 11/15/2022	15,225,200	15,231,147
1.50%, 10/31/2024	3,643,200	3,619,434
		26,883,905
Total U.S. Treasury Securities (Cost $28,364,600)		28,410,376

Agency Credit Risk Transfer Notes–0.73%
Fannie Mae Connecticut Avenue SecuritiesSeries 2016-C04, Class 1M1, 3.16%, (1 mo. USD LIBOR + 1.45%) 01/25/2029(c)	1,660,862	1,662,085
Freddie MacSeries 2019-HQA2, Class M1, STACR®, 2.41%, (1 mo. USD LIBOR + 0.70%) 04/25/2049(b)(c)	3,123,556	3,124,300
Freddie Mac Structured Agency Credit Risk Debt NotesSeries 2015-HQA2, Class M2. STACR®, 4.51%, (1 mo. USD LIBOR + 2.80%) 05/25/2028(c)	6,433,131	6,466,803
Total Agency Credit Risk Transfer Notes (Cost $11,345,165)		11,253,188
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.23%
Collateralized Mortgage Obligations–0.02%
Fannie Mae REMICs, 2.27% (1 mo. USD LIBOR + 0.45%), 02/25/2047(c)	80,749	79,898
Freddie Mac REMICs
7.50%, 09/15/2029	96,262	110,807
2.92%, (1 mo. USD LIBOR + 1.00%), 12/15/2031(c)	25,505	26,201
2.87%, (1 mo. USD LIBOR + 0.95%), 01/15/2032(c)	15,640	15,804
		232,710
Federal Home Loan Mortgage Corp. (FHLMC)–0.04%
6.00%, 03/01/2023	74,818	77,336
8.50%, 05/01/2024 to 08/17/2026	79,514	81,558
7.00%, 10/25/2024 to 10/01/2034	354,857	387,356
ARM,
4.20%, (6 mo. USD LIBOR + 1.62%), 07/01/2036(c)	28,147	29,247
5.21%, (1 yr. USD LIBOR + 2.07%), 02/01/2037(c)	9,084	9,643
5.20%, (1 yr. USD LIBOR + 2.01%), 01/01/2038(c)	7,623	8,018
		593,158
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Federal National Mortgage Association (FNMA)–0.12%
7.00%, 02/01/2020 to 08/01/2036	$1,020,282	$1,104,433
7.50%, 01/01/2021 to 02/01/2031	120,967	137,066
6.50%, 11/01/2023 to 10/01/2035	172,324	193,556
8.00%, 09/01/2026 to 07/01/2032	138,171	141,619
9.00%, 01/01/2030	58,036	63,759
8.50%, 05/01/2030 to 07/01/2030	135,432	152,124
ARM,
4.10%, (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(c)	19,994	21,068
4.52%, (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(c)	59,399	62,683
4.56%, (1 yr. USD LIBOR + 1.72%), 03/01/2038(c)	12,926	13,608
		1,889,916
Government National Mortgage Association (GNMA)–0.05%
7.75%, 02/15/2021	6,052	6,067
6.50%, 07/15/2023 to 02/15/2034	653,989	724,907
7.50%, 12/20/2025	13,191	14,713
7.00%, 10/15/2026 to 06/15/2032	49,703	52,048
8.50%, 07/20/2027	45,118	50,126
		847,861
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,288,934)		3,563,645
Shares		Value
Preferred Stocks–0.13%
Regional Banks–0.13%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd. (Cost $1,875,000)	75,000	$2,022,000

Money Market Funds–5.23%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(i)	27,985,433	27,985,433
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(i)	21,286,193	21,294,707
Invesco Treasury Portfolio, Institutional Class, 1.52%(i)	31,983,351	31,983,351
Total Money Market Funds (Cost $81,262,505)		81,263,491
TOTAL INVESTMENTS IN SECURITIES–99.15% (Cost $1,523,587,691)		1,539,279,277
OTHER ASSETS LESS LIABILITIES—0.85%		13,135,759
NET ASSETS–100.00%		$1,552,415,036
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $735,782,312, which represented 47.40% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2019.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2,225	March-2020	$479,678,712	$(334,658)	$(334,658)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	28	March-2020	(3,331,125)	158	158
U.S. Treasury 10 Year Notes	307	March-2020	(39,713,328)	66,506	66,506
Subtotal—Short Futures Contracts				66,664	66,664
Total Futures Contracts				$(267,994)	$(267,994)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,000,743,709	$—	$1,000,743,709
Asset-Backed Securities	—	412,022,868	—	412,022,868
U.S. Treasury Securities	—	28,410,376	—	28,410,376
Agency Credit Risk Transfer Notes	—	11,253,188	—	11,253,188
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,563,645	—	3,563,645
Preferred Stocks	2,022,000	—	—	2,022,000
Money Market Funds	81,263,491	—	—	81,263,491
Total Investments in Securities	83,285,491	1,455,993,786	—	1,539,279,277
Other Investments - Assets*
Futures Contracts	66,664	—	—	66,664
Other Investments - Liabilities*
Futures Contracts	(334,658)	—	—	(334,658)
Total Other Investments	(267,994)	—	—	(267,994)
Total Investments	$83,017,497	$1,455,993,786	$—	$1,539,011,283

*	Unrealized appreciation (depreciation).
Invesco Short Term Bond Fund